2. BASIS OF PRESENTATION: (b) Going concern of operations (Policies)	12 Months Ended
Jan. 31, 2025
Policies
(b) Going concern of operations

(b)Going concern of operations

These Financial Statements have been prepared on the basis of the accounting principles applicable to a going concern, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

A going concern in accounting is a term that indicates whether or not the entity can continue in business for the next fiscal year.  Indicators against a “going concern” are negative cash flows from operations, consecutive losses from operations, and an accumulated deficit.

The Company is a resource company, and must incur expenses during the process of exploring and evaluating a mineral property to prove the commercial viability of the ore body, a necessary step in the process of developing a property to the production stage.  As a non-producing resource company, the Company has no operating income, cash flow is generated mostly by the sale of shares by the Company, and an accumulated deficit is the result of operations and exploration activities without production.

The Company has incurred losses and negative cash flows from operations since inception and has an accumulated deficit.  The ability of the Company to continue as a going concern depends upon its ability to continue to raise adequate financing and to develop profitable operations in the future.

The ability of the Company to realize the costs it has incurred to date on its mineral property interests is dependent upon the Company being able to continue to finance its exploration and evaluation costs.  To date, the Company has not earned any revenue and is considered to be in the advanced exploration stage.

Management has based “the ability to continue in operations” judgement on various factors including (but not limited to) the opinion of management that the Morrison project will receive the necessary certificates/permits to allow the Company to proceed with the development of the project to the production phase, that the Company’s claims are in good standing, the NI 43-101 feasibility study (completed in 2009) shows commercially viable quantities of mineral resources.

There can be no assurance that the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations.  Should the Company be unable to realize on its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts recorded on the statements of financial position.  These material uncertainties cast significant doubt on the Company's ability to continue as a going concern.  These financial statements do not include the adjustments that would be necessary should the Company be unable to continue as a going concern.

	2025	2024	2023

Working capital (deficiency)	$(703,010)	$(214,915)	$497,881
Loss for the year	(633,173)	(523,905)	(903,039)
Deficit	(76,986,773)	(76,353,600)	(75,829,695)